Dividends (Details) $ / shares in Units, £ in Millions, $ in Millions		12 Months Ended
	Oct. 21, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Dividends relating to reporting year:
First interim ordinary dividend (in USD per share) | $ / shares			$ 0.2029	$ 0.2055	$ 0.1950
Second interim ordinary dividend (in USD per share) | $ / shares			0.2597	0.4289	0.4379
Total (in USD per share) | $ / shares			$ 0.4626	$ 0.6344	$ 0.6329
First interim ordinary dividend | $			$ 528	$ 530	$ 501
Second interim ordinary dividend | $			675	1,108	1,132
Total | $	$ 7,379		$ 1,203	$ 1,638	$ 1,633
Dividends paid in reporting year:
First interim ordinary dividend (in USD per share) | $ / shares			$ 0.2029	$ 0.2055	$ 0.1950
Second interim ordinary dividend for prior year (in USD per share) | $ / shares			0.4289	0.4379	0.3982
Total (in USD per share) | $ / shares			$ 0.6318	$ 0.6434	$ 0.5932
Current year first interim ordinary dividend | $			$ 526	$ 530	$ 501
Second interim ordinary dividend for prior year | $			1,108	1,132	1,024
Total | $			1,634	$ 1,662	$ 1,525
Dividend base under the new progressive dividend policy		£ 750	$ 958
Dividend base under the new progressive dividend policy per share | $ / shares			$ 36.84
Second interim ordinary dividend from discontinued operations | $			$ 245